Segment Information - Consolidated Statement of Income by Business Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales revenues	$ 95,584	$ 88,827	$ 81,405
Cost of sales	(61,517)	(60,147)	(55,417)
Gross profit (loss)	34,067	28,680	25,988
Income (expenses)	(16,635)	(17,461)	(21,680)
Selling	(4,631)	(4,538)	(3,963)
General and administrative	(2,455)	(2,918)	(3,319)
Exploration costs	(524)	(800)	(1,761)
Research and development	(642)	(572)	(523)
Other taxes	(752)	(1,843)	(714)
Impairment of assets	(2,005)	(1,191)	(6,193)
Other income and expenses	(5,626)	(5,599)	(5,207)
Net income / (loss) before financial results and income taxes	17,432	11,219	4,308
Net finance income (expenses)	(5,857)	(9,895)	(7,755)
Results in equity-accounted investments	523	673	(218)
Net income / (loss) before income taxes	12,098	1,997	(3,665)
Income taxes	(4,684)	(1,828)	(684)
Net income (loss) for the period	7,414	169	(4,349)
Non-controlling interests	241	260	489
Net income attributable to
shareholders of Petrobras	7,173	(91)	(4,838)
Net income attributable to shareholders of Petrobras	7,173	(91)	(4,838)
Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	95,584	88,827	81,405
Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	(70,730)	(60,548)	(52,426)
Cost of sales	69,996	60,088	50,701
Gross profit (loss)	(734)	(460)	(1,725)
Income (expenses)	(36)	73	87
Selling	(26)	81	95
General and administrative	(1)
Other income and expenses	(9)	(8)	(8)
Net income / (loss) before financial results and income taxes	(770)	(387)	(1,638)
Net income / (loss) before income taxes	(770)	(387)	(1,638)
Income taxes	262	132	556
Net income (loss) for the period	(508)	(255)	(1,082)
Net income attributable to
shareholders of Petrobras	(508)	(255)	(1,082)
Net income attributable to shareholders of Petrobras	(508)	(255)	(1,082)
Exploration and Production [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	2,330	1,422	1,480
Exploration and Production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	52,382	42,184	33,675
Cost of sales	(28,968)	(27,937)	(24,863)
Gross profit (loss)	23,414	14,247	8,812
Income (expenses)	(5,068)	(3,750)	(6,789)
Selling	(80)	(125)	(143)
General and administrative	(257)	(331)	(346)
Exploration costs	(524)	(800)	(1,761)
Research and development	(443)	(333)	(198)
Other taxes	(115)	(503)	(85)
Impairment of assets	(1,391)	43	(3,272)
Other income and expenses	(2,258)	(1,701)	(984)
Net income / (loss) before financial results and income taxes	18,346	10,497	2,023
Results in equity-accounted investments	75	136	32
Net income / (loss) before income taxes	18,421	10,633	2,055
Income taxes	(6,236)	(3,571)	(687)
Net income (loss) for the period	12,185	7,062	1,368
Non-controlling interests	(5)	41	(57)
Net income attributable to
shareholders of Petrobras	12,190	7,021	1,425
Net income attributable to shareholders of Petrobras	12,190	7,021	1,425
Exploration and Production [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	50,052	40,762	32,195
Refining Transportation And Marketing [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	56,793	50,895	45,498
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	73,448	67,037	62,588
Cost of sales	(67,011)	(57,778)	(48,444)
Gross profit (loss)	6,437	9,259	14,144
Income (expenses)	(3,437)	(3,603)	(5,425)
Selling	(1,777)	(1,731)	(1,846)
General and administrative	(376)	(457)	(442)
Research and development	(11)	(13)	(57)
Other taxes	(207)	(203)	(98)
Impairment of assets	(442)	(781)	(2,457)
Other income and expenses	(624)	(418)	(525)
Net income / (loss) before financial results and income taxes	3,000	5,656	8,719
Results in equity-accounted investments	362	443	(75)
Net income / (loss) before income taxes	3,362	6,099	8,644
Income taxes	(1,020)	(1,922)	(2,964)
Net income (loss) for the period	2,342	4,177	5,680
Non-controlling interests	(51)	(58)	(66)
Net income attributable to
shareholders of Petrobras	2,393	4,235	5,746
Net income attributable to shareholders of Petrobras	2,393	4,235	5,746
Refining Transportation And Marketing [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	16,655	16,142	17,090
Gas & Power [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	8,842	9,347	6,911
Gas & Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	12,269	12,374	9,401
Cost of sales	(9,013)	(8,797)	(6,790)
Gross profit (loss)	3,256	3,577	2,611
Income (expenses)	(2,477)	(676)	(1,439)
Selling	(1,883)	(1,793)	(768)
General and administrative	(152)	(165)	(206)
Research and development	(21)	(26)	(17)
Other taxes	(65)	(258)	(220)
Impairment of assets	(190)	(446)	(375)
Other income and expenses	(166)	2,012	147
Net income / (loss) before financial results and income taxes	779	2,901	1,172
Results in equity-accounted investments	95	117	80
Net income / (loss) before income taxes	874	3,018	1,252
Income taxes	(266)	(985)	(397)
Net income (loss) for the period	608	2,033	855
Non-controlling interests	128	118	123
Net income attributable to
shareholders of Petrobras	480	1,915	732
Net income attributable to shareholders of Petrobras	480	1,915	732
Gas & Power [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	3,427	3,027	2,490
Biofuels [member]
Disclosure of operating segments [line items]
Sales revenues	26
Biofuels [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	15	12	9
Biofuels [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	255	213	240
Cost of sales	(240)	(222)	(264)
Gross profit (loss)	15	(9)	(24)
Income (expenses)	(5)	(22)	(62)
Selling	(3)	(2)	(2)
General and administrative	(19)	(22)	(25)
Research and development			(1)
Other taxes	(4)	(7)	(4)
Impairment of assets	18	(7)	(7)
Other income and expenses	3	16	(23)
Net income / (loss) before financial results and income taxes	10	(31)	(86)
Results in equity-accounted investments	(7)	(26)	(265)
Net income / (loss) before income taxes	3	(57)	(351)
Income taxes	(4)	10	28
Net income (loss) for the period	(1)	(47)	(323)
Net income attributable to
shareholders of Petrobras	(1)	(47)	(323)
Net income attributable to shareholders of Petrobras	(1)	(47)	(323)
Biofuels [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	240	201	231
Distribution [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	27,604	27,151	27,507
Distribution [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	27,960	27,567	27,927
Cost of sales	(26,281)	(25,501)	(25,757)
Gross profit (loss)	1,679	2,066	2,170
Income (expenses)	(955)	(1,266)	(2,084)
Selling	(877)	(995)	(1,309)
General and administrative	(228)	(274)	(271)
Research and development	(1)
Other taxes	(69)	(42)	(29)
Impairment of assets			(82)
Other income and expenses	220	45	(393)
Net income / (loss) before financial results and income taxes	724	800	86
Results in equity-accounted investments	(2)	2	10
Net income / (loss) before income taxes	722	802	96
Income taxes	(248)	(272)	(29)
Net income (loss) for the period	474	530	67
Non-controlling interests	130	9
Net income attributable to
shareholders of Petrobras	344	521	67
Net income attributable to shareholders of Petrobras	344	521	67
Distribution [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	356	416	420
Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Income (expenses)	(4,657)	(8,217)	(5,968)
Selling	15	27	10
General and administrative	(1,422)	(1,669)	(2,029)
Research and development	(166)	(200)	(250)
Other taxes	(292)	(830)	(278)
Other income and expenses	(2,792)	(5,545)	(3,421)
Net income / (loss) before financial results and income taxes	(4,657)	(8,217)	(5,968)
Net finance income (expenses)	(5,857)	(9,895)	(7,755)
Results in equity-accounted investments		1
Net income / (loss) before income taxes	(10,514)	(18,111)	(13,723)
Income taxes	2,828	4,780	2,809
Net income (loss) for the period	(7,686)	(13,331)	(10,914)
Non-controlling interests	39	150	489
Net income attributable to
shareholders of Petrobras	(7,725)	(13,481)	(11,403)
Net income attributable to shareholders of Petrobras	$ (7,725)	$ (13,481)	$ (11,403)